Earnings per share - Computation (Details) € / shares in Units, € in Millions, shares in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021 EUR (€) € / shares shares	Jun. 30, 2020 EUR (€) € / shares shares	Jun. 30, 2021 EUR (€) € / shares shares	Jun. 30, 2021 $ / shares	Jun. 30, 2020 EUR (€) € / shares shares
Basic earnings per share
Profit for the period attributable to owners of the parent | €	€ 51.2	€ 62.6	€ 100.5		€ 110.1
Weighted average Ordinary Shares and Founder Preferred Shares (basic) (in shares) | shares	177.8	198.4	178.0		200.7
Basic earnings per share (in euros per share) | (per share)	€ 0.29	€ 0.32		$ 0.56	€ 0.55
Diluted earnings per share
Profit for the period attributable to owners of the parent | €	€ 51.2	€ 62.6	€ 100.5		€ 110.1
Weighted average Ordinary Shares and Founder Preferred Shares (diluted) (in shares) | shares	177.8	198.4	178.0		200.7
Diluted earnings per share (in euros per share) | € / shares	€ 0.29	€ 0.32	€ 0.56		€ 0.55